CONSOLIDATED STATEMENTS OF CASH FLOWS - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net income (loss) for the year	$ (249,687)	$ (640,379)	$ 60,294
Adjustments to reconcile net income to net cash flows provided by operating activities
Allowances deducted from assets	39,732	59,566	57,327
Depreciation of PP&E	544,533	619,041	657,448
Amortization of intangible assets	87,908	89,215	94,375
Amortization of rights of use assets	71,706	67,728	62,661
Impairment of Goodwill		759,722	4,045
Disposals of Fixed Assets and consumption of materials	388	15,053	12,491
Earnings (losses) from associates and joint ventures	1,888	(2,550)	(2,398)
Financial results and others	280,561	(199,415)	(347,414)
Income tax	(338,257)	(82,536)	202,105
Income tax paid (*)	(5,121)	(31,539)	(13,770)
Net increase in assets	(288,674)	(180,632)	(104,901)
Net increase in liabilities	472,721	193,212	106,533
Total cash flows provided by operating activities	617,698	666,486	788,796
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Payments for PP&E	(263,939)	(365,141)	(446,375)
Payments for intangible asset acquisitions	(199,569)	(16,255)	(15,408)
Payment for acquisition of subsidiary, net of cash acquired and joint venture	(2,257)	(1,267)
Acquisition of call options agreements	(2,496)
Dividends from associates	1,204	1,915	1,420
Proceeds from the sale of PP&E and intangible assets	1,155	1,115	953
Net investments acquisitions not considered as cash and cash equivalents	(127,805)	(136,885)	(238,896)
Total cash flows used in investing activities	(593,707)	(516,518)	(698,306)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from borrowings	388,169	265,366	389,534
Payment of borrowings	(228,552)	(212,732)	(305,095)
Payment of interests and related expenses	(182,855)	(143,908)	(162,673)
Payments of leases liabilities	(44,192)	(47,521)	(40,013)
Transactions with non-controlling interests	(590)		(358)
Dividends paid to non-controlling interests in subsidiaries	(4,020)	(3,827)	(4,512)
Total cash flows used in financing activities	(72,040)	(142,622)	(123,117)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(48,049)	7,346	(32,627)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	124,725	120,408	169,636
NET FOREIGN EXCHANGE DIFFERENCES AND RECPAM ON CASH AND CASH EQUIVALENTS	83,098	(3,029)	(16,601)
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 159,774	$ 124,725	$ 120,408